Transactions with Parties-in-Interest (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with Parties-in-Interest
Amount paid for record keeping, trustee, and other services	$ 1,532,000	$ 1,585,000
Fair value of shares	473,522,228	437,038,226
Stable value fund	30,906,317	32,408,933
Trustee
Transactions with Parties-in-Interest
Amount paid for record keeping, trustee, and other services	1,550,000	1,453,000
Subsidiary
Transactions with Parties-in-Interest
Stable value fund	$ 30,906,317	$ 32,408,933
Common stock of plan sponsor | Sponsor
Transactions with Parties-in-Interest
Number of shares held	1,451,117	1,423,094
Cost of shares	$ 71,398,164	$ 67,617,950
Fair value of shares	83,352,180	87,776,467
Dividends received	$ 2,610,028	$ 2,639,309
Number of shares sold	346,676	432,059
Number of shares purchased	374,699	366,107